COMMITMENTS, CONTINGENCIES AND GUARANTEES - Narrative (Details) $ in Millions, $ in Millions	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($) MW	Jun. 30, 2022 COP ($)	Jun. 30, 2022 USD ($) MW	Dec. 31, 2021 USD ($)
Disclosure of contingent liabilities [line items]
Agreements renewable and extended period			2089
Capital expenditure commitments			$ 675	$ 392
Borrowings	$ 13,956		13,956	13,512
Subsidiaries [member] | Letters of Credit
Disclosure of contingent liabilities [line items]
Borrowings	766		$ 766	$ 698
38 MW Solar Development Portfolio, Columbia
Disclosure of contingent liabilities [line items]
Investment in equity-accounted investments	$ 37	$ 153,000
Wind power capacity (in MW) | MW	38		38
Ownership interest	22.00%	22.00%
600 MW Solar Development Project
Disclosure of contingent liabilities [line items]
Investment in equity-accounted investments			$ 47
Wind power capacity (in MW) | MW	600		600
Ownership interest			25.00%
600 MW Solar Development Project | Brookfield Renewable and Institutional Partners
Disclosure of contingent liabilities [line items]
Investment in equity-accounted investments			$ 186
Not later than one year [member]
Disclosure of contingent liabilities [line items]
Payments for development project expenditure			394
Later than one year and not later than two years [member]
Disclosure of contingent liabilities [line items]
Payments for development project expenditure			262
Later than two years and not later than three years [member]
Disclosure of contingent liabilities [line items]
Payments for development project expenditure			17
Thereafter
Disclosure of contingent liabilities [line items]
Payments for development project expenditure			$ 2